Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenues (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Disaggregation of Revenues [Line Items]
Revenues	$ 9,817,472	$ 8,853,479
System integration projects [Member]
Schedule of Disaggregation of Revenues [Line Items]
Revenues	9,400,024	8,663,958
Product sales [Member]
Schedule of Disaggregation of Revenues [Line Items]
Revenues	417,448	36,948
Engineering consulting services [Member]
Schedule of Disaggregation of Revenues [Line Items]
Revenues		$ 152,573